Loans and Debentures (Debentures) (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended				12 Months Ended
	Sep. 30, 2021 ILS (₪)	Sep. 30, 2021 USD ($)	Oct. 31, 2020 ILS (₪)	Oct. 31, 2020 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Apr. 30, 2020 ILS (₪)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Equity								$ 1,276,008	$ 2,295,918		$ 2,280,286					$ 711,788
Payments for debt issue costs						$ 2,845	$ 4,991	8,556
Proceeds from issuance of debentures						0	$ 262,750	280,874
Equity held for distribution								$ 0
Opc Member
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					65.00%				65.00%	55.00%	55.00%
Opc Member | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					20.00%				20.00%	17.00%	17.00%
Earnings Before Interest Taxes Depreciation And Amortization Ratio										11.00%	11.00%
Opc Member | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					30.00%				30.00%	27.00%	27.00%
Earnings Before Interest Taxes Depreciation And Amortization Ratio										13.00%	13.00%
Series B debentures [Member]
Disclosure of detailed information about borrowings [line items]
Face amount														₪ 400	$ 113,000
Series B debentures [Member] | Opc Member
Disclosure of detailed information about borrowings [line items]
Face amount													$ 162,000
Borrowings, interest rate					5.60%				5.60%	7.30%	7.30%			2.75%	2.75%
Equity									$ 2,709,000		$ 730,000
Payments for debt issue costs				$ 2,000
Debentures amount															$ 111,000
Proceeds from issuance of debentures				$ 171,000
Series B debentures [Member] | Opc Member | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Equity | ₪					₪ 250
Series B debentures [Member] | Opc Member | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪			₪ 556
Equity | ₪					9,532					₪ 2,270
Payments for debt issue costs | ₪			7
Proceeds from issuance of debentures | ₪			₪ 584
Equity held for distribution | ₪					₪ 350
Series C Debentures [Member] | Opc Member
Disclosure of detailed information about borrowings [line items]
Face amount												$ 266,000
Borrowings, interest rate	2.50%											2.50%
Payments for debt issue costs		$ 3,000
Earnings Before Interest Taxes Depreciation And Amortization Ratio					5.60%				5.60%	7.30%	7.30%
Series C Debentures [Member] | Opc Member | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					17.00%				17.00%
Earnings Before Interest Taxes Depreciation And Amortization Ratio					11.00%				11.00%
Series C Debentures [Member] | Opc Member | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Equity-to-balance sheet ratio					46.00%				46.00%	37.00%	37.00%
Earnings Before Interest Taxes Depreciation And Amortization Ratio					13.00%				13.00%
Series C Debentures [Member] | Opc Member | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪	₪ 851
Payments for debt issue costs | ₪	₪ 9
Series C Debentures [Member] | Opc Member | NIS | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Equity held for distribution | ₪					₪ 1,000
Series C Debentures [Member] | Opc Member | NIS | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Equity held for distribution						$ 1,400,000